Trade receivables, net (Tables)	12 Months Ended
Dec. 31, 2025
Trade receivables [Abstract]
Schedule of Trade Receivables
	As of December 31,
	2024	2025
	RMB’000	RMB’000

Trade receivables	148,057	104,965
Loss allowance	(69,137)	(83,251)
	78,920	21,714
Included in trade receivables, net per balance sheet	44,506	21,714
Included in assets classified as held for sale	34,414	—

Schedule of Aging Analysis of Trade Receivables
	As of December 31,
	2024	2025
	RMB’000	RMB’000

0 – 90 days	21,479	7,945
91 – 180 days	905	588
181 – 365 days	45,459	—
1 – 2 years	25,604	40,143
2 – 3 years	47,720	12,405
Over 3 years	6,890	43,884
	148,057	104,965

Schedule of ECL Allowance for Trade Receivables
	Year ended December 31,
	2024	2025
	RMB’000	RMB’000

Opening loss allowance	60,513	63,865
Provision for loss allowance, net	10,341	14,114
Disposal of a subsidiary	(1,717)	—
Reclassified as held for sale assets	(5,272)	(15,651)
Closing loss allowance	63,865	62,328

Schedule of ECL Allowance
	Within 1 year	1-2 years	2-3 years	Over 3 years

At December 31, 2024
Expected loss rate	11.1%	28.0%	49.2%	100.0%
Gross carrying amount (RMB’000)	67,843	21,615	5,992	329
Loss allowance (RMB’000)	7,536	6,047	2,947	329

At December 31, 2025
Expected loss rate	4.9%	33.9%	61.7%	100.0%
Gross carrying amount (RMB’000)	8,156	16,567	7,844	1,280
Loss allowance (RMB’000)	398	5,616	4,839	1,280